Short-Term Investments	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Short-Term Investments
7.	Short-term investments

	December 31, 2018		December 31, 2019
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	300,162	300,162	2,211,055	2,211,055
US$	—	—	1,215	8,476

Total		300,162		2,219,531